Note 3 - Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Assets and Revenue By Geographic Area (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenues	$ 33	$ 23	$ 55	$ 479	$ 498	$ 0
Noncurrent assets	$ 2,646		$ 2,646		386	52
CANADA
Revenues					0	0
Noncurrent assets					0	0
UNITED STATES
Revenues					478	0
Noncurrent assets					0	0
ISRAEL
Revenues					20	0
Noncurrent assets					$ 386	$ 52